Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 325,099	$ 331,237	$ 322,589
Additions	50,928	70,722	94,264
Deductions	(54,896)	(58,663)	(27,874)
Translation	(57)	(18,197)	(57,742)
Balance at end of period	321,074	325,099	331,237
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	16,367	12,768	9,373
Additions	6,386	5,367	6,656
Deductions	(1,244)	(1,647)	(2,615)
Translation	(42)	(121)	(646)
Balance at end of period	21,467	16,367	12,768
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	290,620	297,891	301,012
Additions	8,382	36,778	49,879
Deductions	(27,515)	(24,967)	(401)
Translation	164	(19,082)	(52,599)
Balance at end of period	271,651	290,620	297,891
Provision For Contingencies [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	18,112	20,578	12,204
Additions	36,160	28,577	37,729
Deductions	(26,137)	(32,049)	(24,858)
Translation	(179)	1,006	(4,497)
Balance at end of period	27,956	18,112	20,578
Legal Reserve Accrual [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	36,160	28,577	37,729
Legal Reserve Settlements [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(25,427)	(20,554)	(23,415)
Legal Reserve Reclassifications [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(710)	$ (11,495)	$ (1,443)
Accounts Receivable [Member] | Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at end of period	19,791
Other Receivables [Member] | Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at end of period	$ 1,676